INTANGIBLE ASSETS AND GOODWILL - Overview of methods and key assumptions used to determine recoverable amounts for CGUs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 20,032	$ 16,280
Leafs
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	0
Carrying value of indefinite-life intangible assets	4,160
Raptors
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	0
Carrying value of indefinite-life intangible assets	6,180
TFC
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	0
Carrying value of indefinite-life intangible assets	854
Operating segments | Wireless
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	1,634	1,634
Carrying value of indefinite-life intangible assets	$ 12,331
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	7.90%
Operating segments | Cable
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 13,617	13,677
Operating segments | Cable | Cable
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	13,533
Carrying value of indefinite-life intangible assets	$ 0
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	1.00%
Pre-tax discount rates (%)	8.00%
Operating segments | Media
Disclosure of information for cash-generating units [line items]
Carrying value of goodwill	$ 4,781	$ 969
Carrying value of indefinite-life intangible assets	$ 11,410
Period of projected cash flows (years)	5 years
Terminal growth rates (%)	2.00%
Pre-tax discount rates (%)	10.90%